Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Demand non-interest bearing
Domestic	$ 2,815,835	$ 2,758,768
Foreign	730,070	696,072
Total demand non-interest bearing	3,545,905	3,454,840
Savings and interest bearing demand
Domestic	2,477,668	2,531,854
Foreign	790,161	736,383
Total savings and interest bearing demand	3,267,829	3,268,237
$100,000 or more
Time, certificate of deposit	1,463,036
Less than $100,000
Domestic	302,620	323,377
Foreign	246,644	251,710
Total time, certificates of deposit	2,012,300	1,973,468
Total deposits	8,826,034	8,696,545
Savings and interest bearing demand
Domestic	13,462	11,029	$ 5,453
Foreign	2,917	1,735	755
Total savings and interest bearing demand	16,379	12,764	6,208
$100,000 or more
Domestic	7,804	4,741	3,644
Foreign	9,407	5,798	4,105
Less than $100,000
Domestic	2,232	1,589	1,312
Foreign	1,527	968	675
Total time, certificates of deposit	20,970	13,096	9,736
Total interest expense on deposits	37,349	25,860	$ 15,944
Domestic
$100,000 or more
Time, certificate of deposit	636,005	590,895
Foreign
$100,000 or more
Time, certificate of deposit	$ 827,031	$ 807,486